Long-term debt - Additional information (Details) € in Thousands, $ in Thousands	May 31, 2019 CAD ($)	May 30, 2019 EUR (€)	May 30, 2019 CAD ($)	Nov. 07, 2018 EUR (€)	Nov. 07, 2018 CAD ($)	Jul. 27, 2018 CAD ($)	May 31, 2018 CAD ($)	Feb. 13, 2018 CAD ($)	May 09, 2017 CAD ($)	Jul. 22, 2016 CAD ($)	Jun. 30, 2016 CAD ($)
Long-term debt
Debt	$ 67,343						$ 30,548
Canadian five year bond interest rate plus 2.73% with a minimum 4.50%
Long-term debt
Debt	24,022
Canadian five year bond interest rate plus 2.73% with a minimum 4.50% | First charge on the property at 223, 231, 239, 265, 269, 271 and 275 Talbot Street West, t, , Leamington Ontario, o
Long-term debt
Debt						$ 24,022
Interest Rate						4.68%
Term loan with interest rate 3.95% compounded monthly
Long-term debt
Debt	$ 23,352						24,107
Interest Rate	3.95%
Term loan with interest rate 3.95% compounded monthly | First charge on the property at 265 Talbot Street West, t, , Leamington Ontario, o,
Long-term debt
Debt									$ 23,352
Term loan with interest rate 3.99%
Long-term debt
Debt	$ 946						1,057
Interest Rate	3.99%
Term loan with interest rate 3.99% | First charge on the property at 265 Talbot Street West, t, , Leamington Ontario, o,
Long-term debt
Debt										$ 946
Mortgage payable with interest rate 3.95%
Long-term debt
Debt	$ 3,380						3,515
Interest Rate	3.95%
Mortgage payable with interest rate 3.95% | First charge on the property at 265 Talbot Street West, t, , Leamington Ontario, o,
Long-term debt
Debt										$ 3,380
Vendor take-back mortgage owed to a related party with interest rate 6.75%
Long-term debt
Debt	$ 1,305						$ 1,869
Interest Rate	6.75%
Vendor take-back mortgage owed to a related party with interest rate 6.75% | Second charge on the property at 265 Talbot Street West, t, , Leamington, n
Long-term debt
Debt											$ 1,305
Term loan1 | Broken Coast Cannabis Ltd.
Long-term debt
Debt								$ 3,000
Term loan2 | Broken Coast Cannabis Ltd.
Long-term debt
Debt								1,201
Mortgage loan | Broken Coast Cannabis Ltd.
Long-term debt
Debt								$ 1,713
Euro interbank offered rate | CC Pharma GmbH
Long-term debt
Debt		€ 9,500	$ 14,338	€ 17,000	$ 25,460